Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000042237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.28%	4.50%		5.14%
C000171408 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	8.35%	4.57%	5.21%
C000042234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.89%	3.23%		4.37%
C000081597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.96%	1.94%		3.98%
C000171409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	7.40%	3.26%	4.70%
C000081600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.31%	3.19%		4.74%
Without Sales Load [Member] | C000042236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.22%	3.46%		4.25%
Without Sales Load [Member] | C000042234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.03%	4.24%		4.88%
Without Sales Load [Member] | C000081597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.05%	2.94%		4.49%
Without Sales Load [Member] | C000081598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.25%	2.17%		3.86%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.38%	1.80%
Lipper Flexible Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Flexible Income Funds Classification Average
Average Annual Return, Percent	6.77%	3.38%	4.18%	4.35%
Preferred Securities and Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred Securities and Income Blended Benchmark
Average Annual Return, Percent	7.16%	3.01%	4.95%	5.02%
ICE BofA U S All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	5.64%	2.93%	4.40%	4.70%
Flexible Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Flexible Income Blended Benchmark
Average Annual Return, Percent	6.19%	2.68%	4.21%	4.45%